STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.0%
Banks - 4.1%
Essent Group	121,531		4,016,600
First Bancorp	779,463		4,263,663
First Interstate BancSystem, Cl. A	144,451		4,514,094
First Merchants	104,513		2,932,635
			15,726,992
Capital Goods - 8.8%
Advanced Drainage Systems	62,382		2,766,018
Aerojet Rocketdyne Holdings	162,730	[a]	7,135,711
American Woodmark	34,637	[a]	2,173,818
Builders FirstSource	175,770	[a]	3,657,774
Masonite International	91,073	[a]	6,045,426
Nesco Holdings	228,662	[a,b]	567,082
Quanta Services	105,677		3,902,652
Tennant	42,262		2,702,232
Valmont Industries	44,741		5,100,474
			34,051,187
Commercial & Professional Services - 6.8%
ADT	377,690	[b]	2,674,045
Clarivate	484,143	[a]	11,082,033
Clean Harbors	47,777	[a]	2,837,476
Covanta Holding	561,302		5,051,718
Interface	252,281		2,141,866
The Brink's Company	69,748		2,796,895
			26,584,033
Consumer Durables & Apparel - 6.2%
Century Communities	123,753	[a,b]	3,655,664
KB Home	179,603		5,941,267
Skyline Champion	162,889	[a]	4,046,163
Taylor Morrison Home	321,986	[a]	6,223,989
YETI Holdings	134,585	[a,b]	4,320,179
			24,187,262
Consumer Services - 3.1%
Adtalem Global Education	36,716	[a]	1,228,517
Cracker Barrel Old Country Store	19,215		2,058,503
Houghton Mifflin Harcourt	662,242	[a]	1,013,230
OneSpaWorld Holdings	263,654	[b]	1,724,297
Papa John's International	76,296		5,942,695
			11,967,242

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Diversified Financials - 3.3%
FirstCash	51,326		3,581,015
PJT Partners, Cl. A	167,800		9,176,982
			12,757,997
Energy - 2.7%
Ardmore Shipping	250,902		1,465,268
PBF Energy, Cl. A	364,852		3,874,728
Scorpio Tankers	129,673	[b]	2,300,399
Select Energy Services, Cl. A	488,666	[a]	2,902,676
			10,543,071
Food, Beverage & Tobacco - 1.2%
Darling Ingredients	201,101	[a]	4,687,664
Health Care Equipment & Services - 6.8%
Acadia Healthcare	222,823	[a,b]	6,374,966
AdaptHealth	206,457	[a,b]	3,340,474
AxoGen	227,984	[a]	2,211,445
Health Catalyst	230,724	[a,b]	6,261,849
Molina Healthcare	16,371	[a]	3,042,059
Tabula Rasa HealthCare	94,004	[a,b]	5,022,634
			26,253,427
Insurance - 4.0%
Argo Group International Holdings	67,199		2,062,337
Palomar Holdings	107,056	[a]	7,967,108
The Hanover Insurance Group	55,115		5,530,790
			15,560,235
Materials - 9.4%
Alamos Gold, Cl. A	1,433,605		11,612,201
Cabot	170,519		6,090,939
Eagle Materials	62,773		4,190,725
IAMGOLD	1,255,679	[a]	4,696,239
Louisiana-Pacific	326,931		7,718,841
Norbord	108,391	[b]	2,074,604
			36,383,549
Media & Entertainment - 2.4%
Cardlytics	81,250	[a,b]	5,532,313
Nexstar Media Group, Cl. A	47,734		3,976,720
			9,509,033
Pharmaceuticals Biotechnology & Life Sciences - 8.9%
Aerie Pharmaceuticals	244,183	[a,b]	3,425,887
Arena Pharmaceuticals	63,072	[a]	3,769,813
GW Pharmaceuticals, ADR	22,951	[a,b]	2,817,235
Invitae	208,210	[a,b]	3,502,092
Syneos Health	99,818	[a]	6,087,900
TherapeuticsMD	1,242,102	[a,b]	1,403,575
Ultragenyx Pharmaceutical	56,042	[a,b]	3,836,635

Description		Shares		Value ($)
Common Stocks - 95.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.9% (continued)
uniQure		46,484	[a]	3,121,865
Xenon Pharmaceuticals		209,503	[a]	2,870,191
Zogenix		123,001	[a,b]	3,583,019
				34,418,212
Real Estate - 6.5%
Colliers International Group		82,154		4,222,716
CoreSite Realty		54,411	[c]	6,791,581
Douglas Emmett		139,135	[c]	4,085,004
Redfin		342,458	[a,b]	10,270,315
				25,369,616
Semiconductors & Semiconductor Equipment - 1.7%
Diodes		137,691	[a]	6,697,290
Software & Services - 7.3%
Cardtronics, Cl. A		117,137	[a]	2,833,544
Cloudera		650,091	[a,b]	6,663,433
Everbridge		57,894	[a,b]	8,467,576
Evertec		187,703		5,465,911
Mimecast		117,893	[a]	4,925,570
				28,356,034
Technology Hardware & Equipment - 2.8%
Ciena		193,649	[a]	10,701,044
Transportation - 6.4%
Knight-Swift Transportation Holdings		230,655	[b]	9,597,555
Scorpio Bulkers		55,402		964,549
SkyWest		220,316		7,065,534
Werner Enterprises		159,064	[b]	7,351,938
				24,979,576
Utilities - 2.6%
Clearway Energy, Cl. C		299,239		6,556,326
NextEra Energy Partners		72,827		3,722,188
				10,278,514
Total Common Stocks (cost $371,789,094)				369,011,978

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Russell 2000 ETF (cost $2,197,220)		16,629	[b]	2,309,768
	1-Day Yield (%)
Investment Companies - 4.7%
Registered Investment Companies - 4.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,058,340)	0.21	18,058,340	[d]	18,058,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 5.7%
Registered Investment Companies - 5.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $22,109,090)	0.21	22,109,090	[d]	22,109,090
Total Investments (cost $414,153,744)		106.0%		411,489,176
Liabilities, Less Cash and Receivables		(6.0%)		(23,244,227)
Net Assets		100.0%		388,244,949

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $84,200,828 and the value of the collateral was $85,678,144, consisting of cash collateral of $22,109,090 and U.S. Government & Agency securities valued at $63,569,054.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	369,011,978	-	-	369,011,978
Exchange-Traded Funds	2,309,768	-	-	2,309,768
Investment Companies	40,167,430	-	-	40,167,430

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized depreciation on investments was $2,664,568, consisting of $64,337,762 gross unrealized appreciation and $67,002,330 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.